Equity (Loss) Earnings of Joint Ventures (Details) - USD ($)	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Summarized statements of operations
Equity (loss) earnings of joint ventures	$ (2,235,000)	$ (788,000)	$ 957,000
VAST LLC
Summarized statements of operations
Net sales	114,338,000	124,929,000	111,844,000
Cost of goods sold	94,060,000	105,132,000	94,701,000
Gross profit (loss)	20,278,000	19,797,000	17,143,000
Engineering, selling and administrative expense	15,866,000	16,155,000	14,169,000
Impairment Charge	6,000,000
Income (loss) from operations	(1,588,000)	3,642,000	2,974,000
Other (expense) income, net	(115,000)	123,000	1,809,000
(Loss) income before provision for Income taxes	(1,703,000)	3,765,000	4,783,000
Provision for income taxes	168,000	41,000	810,000
Net (loss) income	(1,871,000)	3,724,000	3,973,000
STRATTEC’s share of VAST LLC net (loss) income	(624,000)	1,241,000	1,324,000
Intercompany profit eliminations	(15,000)	10,000
Equity (loss) earnings of joint ventures	(639,000)	1,251,000	1,324,000
SAL LLC
Summarized statements of operations
Net sales	603,000	49,000
Cost of goods sold	382,000	450,000
Gross profit (loss)	221,000	(401,000)
Engineering, selling and administrative expense	1,311,000	1,492,000	720,000
Income (loss) from operations	(1,090,000)	(1,893,000)	(720,000)
Other (expense) income, net	(34,000)	(4,000)
Net (loss) income	(1,124,000)	(1,897,000)	(720,000)
STRATTEC’s share of SAL LLC loss	(1,124,000)	(1,328,000)	(367,000)
Loss on Guarantee of SAL LLC Vendor Contract		(123,000)
Loss on Loan to SAL LLC	(225,000)	(100,000)
Loss on Guarantee of SAL LLC Credit facility	(247,000)	(488,000)
Equity (loss) earnings of joint ventures	$ (1,596,000)	$ (2,039,000)	$ (367,000)